SHAREHOLDERS' EQUITY (Summary of Activities Relating to Company's RSUs Granted to Employees) (Details) - 12 months ended Dec. 31, 2021 - RSUs [Member] $ in Thousands	₪ / shares	USD ($) shares
Number of RSUs
Outstanding - beginning of the year | shares		84,724
Granted | shares		40,968
Exercised | shares		(35,390)
Forfeited | shares		(7,074)
Outstanding - end of the year | shares		83,228
RSUs exercisable at the end of the year | shares		0
Vested and expected to vest | shares		83,228
Weighted average fair value
Outstanding - beginning of the year | ₪ / shares	₪ 15.30
Granted | ₪ / shares	13.45
Exercised | ₪ / shares	15.86
Forfeited | ₪ / shares	8.34
Outstanding - end of the year | ₪ / shares	13.92
RSUs exercisable at the end of the year | ₪ / shares	0
Vested and expected to vest | ₪ / shares	₪ 13.92
Aggregate intrinsic value
Outstanding - beginning of the year | $		$ 1,091
Outstanding - end of the year | $		940
RSUs exercisable at the end of the year | $		0
Vested and expected to vest | $		$ 940